Note 16 - Goodwill - Changes in Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Balance	$ 7,089,780	$ 16,974,437
Impairment	0	(8,149,525)	$ 0
Exchange difference	(410,066)	(58,642)
Balance	6,699,620	7,089,780	16,974,437
CFO East Win [Member]
Impairment		(3,112,365)
Champion Connection [Member]
Impairment		(4,867,660)
Disposal of Champion Connection's business (Note4)		(1,676,490)
CFO Netinfo [Member]
Impairment		(169,500)
CFO Guiwo [Member]
Impairment	0
Acquisition of CFO Guiwo (Note3)	19,906
Precious Metal Trading [Member]
Balance	7,089,780	7,115,479
Exchange difference	(410,066)	(25,699)
Balance	6,699,620	7,089,780	7,115,479
Precious Metal Trading [Member] | CFO East Win [Member]
Impairment
Precious Metal Trading [Member] | Champion Connection [Member]
Impairment
Disposal of Champion Connection's business (Note4)
Precious Metal Trading [Member] | CFO Netinfo [Member]
Impairment
Precious Metal Trading [Member] | CFO Guiwo [Member]
Acquisition of CFO Guiwo (Note3)	19,906
Investment Advisory Services [Member]
Balance		8,182,468
Exchange difference		(32,943)
Balance			8,182,468
Investment Advisory Services [Member] | CFO East Win [Member]
Impairment		(3,112,365)
Investment Advisory Services [Member] | Champion Connection [Member]
Impairment		(4,867,660)
Disposal of Champion Connection's business (Note4)
Investment Advisory Services [Member] | CFO Netinfo [Member]
Impairment		(169,500)
Investment Advisory Services [Member] | CFO Guiwo [Member]
Acquisition of CFO Guiwo (Note3)
Institutional Subscription Services [Member]
Balance		1,676,490
Exchange difference
Balance			$ 1,676,490
Institutional Subscription Services [Member] | CFO East Win [Member]
Impairment
Institutional Subscription Services [Member] | Champion Connection [Member]
Impairment
Disposal of Champion Connection's business (Note4)		(1,676,490)
Institutional Subscription Services [Member] | CFO Netinfo [Member]
Impairment
Institutional Subscription Services [Member] | CFO Guiwo [Member]
Acquisition of CFO Guiwo (Note3)